Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Earnings attributable to BHP shareholders
Continuing operations	$ 20,245	$ 11,529	$ 7,848
Total	$ 30,900	$ 11,304	$ 7,956
Weighted average number of shares
Basic	5,061	5,057	5,057
Diluted	5,071	5,068	5,069
Basic earnings per ordinary share
Continuing operations	$ 4.000	$ 2.280	$ 1.552
Total	6.106	2.235	1.573
Diluted earnings per ordinary share
Continuing operations	3.992	2.275	1.548
Total	6.093	2.230	1.570
Headline earnings per ordinary share (US cents)
Basic	4.390	2.848	1.711
Diluted	$ 4.381	$ 2.842	$ 1.707